Trade and other receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables
Trade receivables	$ 351,000,000	$ 224,000,000
Other receivables and prepayments	114,000,000	106,000,000
Related party receivables (note 27)	2,000,000	2,000,000
Trade and other receivables	467,000,000	332,000,000
Non-financial assets	72,000,000	53,000,000
Value added tax recoverable	$ 33,000,000	$ 45,000,000